Note 3 - Acquisitions (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2013	Sep. 30, 2013	Sep. 30, 2013	Jun. 01, 2014
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 2,848,507
Business Acquisition, Pro Forma Net Income (Loss)					(9,978,159)	(15,202,149)
Payments to Acquire Intangible Assets			2,063,361	81,378	578,624	2,063,361
Business Combination, Consideration Transferred		21,525,608
CFO GB [Member] | CFO East Win [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Acquisition Percentage Of Voting Interests Transferred							10.00%
Business Combination, Consideration Transferred							586,954
Contingent Consideration [Member] | CFO MF [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Acquisition Percentage Of Voting Interests Transferred							5.00%
CFO Tahoe [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross								6,506,181	6,506,181
Business Acquisition, Percentage of Voting Interests Acquired								60.00%	60.00%	20.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					5,988,280
Business Acquisition, Pro Forma Net Income (Loss)					1,864,234
Henghui (Tianjin) Precious Metals Investment Co., Ltd [Member]
Note 3 - Acquisitions (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								55.00%	55.00%
CFO GB [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross							4,044,980
Business Acquisition, Percentage of Voting Interests Acquired										40.00%
Business Acquisition Percentage Of Voting Interests Transferred							30.00%
CFO MF [Member]
Note 3 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										30.00%
Business Acquisition Percentage Of Voting Interests Transferred							30.00%
CFO Netinfo [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross							808,996
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					286,500
Business Acquisition, Pro Forma Net Income (Loss)					(355,322)
CFO East Win [Member]
Note 3 - Acquisitions (Details) [Line Items]
Payments to Acquire Businesses, Gross	2,848,507
Business Acquisition, Percentage of Voting Interests Acquired	70.00%						30.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual						860,549
Business Acquisition, Pro Forma Net Income (Loss)						$ (1,411,495)